Loss per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 13, 2019	Jan. 01, 2017 shares
Loss per share
Net loss for the year attributable to owners of the Company | ¥	¥ (1,660,566)	¥ (1,195,712)	¥ (606,956)
Weighted average number of ordinary shares in issue	939,286,000	923,691,000	671,197,000
Basic loss per share | ¥ / shares	¥ (1.77)	¥ (1.29)	¥ (0.90)
Diluted loss per share | ¥ / shares	(1.77)	¥ (1.29)	¥ (0.90)
Basic loss per ADS | ¥ / shares	(5.30)
Diluted loss per ADS | ¥ / shares	¥ (5.30)
ADSs ratio	3			3
Ordinary shares issued	900,000,000
Stock options
Loss per share
Treasury shares	66,171,600
Number of shares issued	1,031,149,064	933,828,399	833,828,400		580,417,958
Number of ordinary shares outstanding	1,031,149,064	933,828,399	833,828,400		580,417,958
Effect of anti dilutive shares	26,776,325	24,541,500	19,515,600